UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
Tax-Advantaged Global Shareholder Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2009

JH Tax-Advantaged Global Shareholder Yield Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value

Common stocks 96.35%		$113,352,849
(Cost $126,401,788)

Australia 1.14%		1,344,588
Billabong International Ltd.	175,000	1,344,588

Austria 0.38%		450,160
Telekom Austria AG	29,500	450,160

Belgium 1.53%		1,793,161
Anheuser-Busch InBev NV	102,400	438
Belgacom SA	50,000	1,792,723

Brazil 0.63%		743,669
Redecard SA	50,000	743,669

Canada 4.57%		5,372,578
Manitoba Telecom Services, Inc.	140,000	4,496,635
Shaw Communications, Inc. (Class B)	49,900	875,943

Finland 0.56%		659,977
Fortum Oyj	28,400	659,977

France 5.45%		6,411,462
France Telecom SA	130,000	3,244,954
SCOR SE	39,500	948,270
Total SA	21,450	1,194,164
Vivendi	40,000	1,024,074

Germany 1.17%		1,377,574
RWE AG	16,300	1,377,574

Italy 2.58%		3,039,038
Enel SpA	449,000	2,438,156
Eni SpA SADR	12,900	600,882

Korea, Republic Of 1.12%		1,315,314
KT Corp. ADR	81,900	1,315,314

New Zealand 1.01%		1,192,499
Telecom Corp of New Zealand Ltd. SADR	128,088	1,192,499

Norway 1.68%		1,973,400
StatoilHydro ASA ADR	92,000	1,973,400

Philippines 0.61%		721,579
Philippine Long Distance Telephone Co. SADR	13,700	721,579

Spain 0.87%		1,017,762
Gas Natural SDG SA	21,000	394,398
Telefonica SA	25,000	623,364

Switzerland 2.62%		3,086,037
Nestle SA	75,000	3,086,037

Taiwan 1.10%		1,296,479
Far Eastone Telecommunications Co., Ltd.	1,102,047	1,296,479

JH Tax-Advantaged Global Shareholder Yield Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

United Kingdom 20.11%		23,657,322
AstraZeneca PLC SADR	88,500	4,109,940
BP PLC, SADR	30,000	1,501,200
British American Tobacco PLC	21,700	673,865
British American Tobacco PLC SADR	21,700	1,349,523
Diageo PLC SADR	47,500	2,963,050
Imperial Tobacco Group PLC	65,000	1,856,903
National Grid PLC	275,100	2,573,894
Pearson PLC	215,000	2,490,927
Royal Dutch Shell PLC, A Shares	50,000	1,312,008
United Utilities Group PLC	260,009	1,956,859
Vodafone Group PLC	1,400,000	2,869,153

United States 49.22%		57,900,250
Altria Group, Inc.	105,800	1,854,674
American Electric Power Co., Inc.	30,000	928,800
Arthur J. Gallagher & Co.	31,000	709,900
AT&T, Inc.	103,000	2,701,690
Bristol-Myers Squibb Co.	103,800	2,256,612
CenturyTel, Inc.	116,600	3,660,074
ConocoPhillips	24,291	1,061,760
DaVita, Inc. (I)	13,700	680,890
Diamond Offshore Drilling, Inc.	6,900	620,103
Duke Energy Corp.	154,900	2,397,852
E.I. Du Pont de Nemours & Co.	40,000	1,237,200
Frontier Communications Corp.	128,471	899,297
H.J. Heinz Co.	23,700	911,502
Kraft Foods, Inc. (Class A)	50,000	1,417,000
Lorillard, Inc.	30,700	2,263,204
Merck & Co., Inc.	64,000	1,920,640
Nicor, Inc.	70,000	2,550,800
NiSource, Inc.	100,000	1,289,000
NSTAR	16,900	542,490
OGE Energy Corp.	93,600	2,817,360
ONEOK, Inc.	40,000	1,324,000
Philip Morris International, Inc.	100,000	4,660,000
Progress Energy, Inc.	149,900	5,912,056
Reynolds American, Inc.	62,502	2,719,462
Southern Co.	71,000	2,229,400
Teco Energy, Inc.	55,000	741,950
Verizon Communications, Inc.	75,000	2,405,250
Waste Management, Inc.	30,100	846,111
Westar Energy, Inc.	62,500	1,229,375
WGL Holdings, Inc.	16,900	559,728
Windstream Corp.	291,000	2,552,070

	Shares	Value

Preferred Stocks 1.69%		$1,980,630
(Cost $2,111,278)

United States 1.69%		1,980,630
Bank of America Corp., 6.50%	33,800	742,248
Comcast Corp., 7.00% Ser B	51,300	1,238,382

JH Tax-Advantaged Global Shareholder Yield Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Par Value	Value

Short-term investments 1.10%		$1,298,000
(Cost $1,298,000)

United States 1.10%		1,298,000
Repurchase Agreement with State Street Corp. dated 7-31-09 at 0.05% to be repurchased at $1,298,005 on 8-3-09, collateralized by $1,310,000 Federal
National Mortage Association, 2.00% due 4-1-11 (valued at $1,326,375, including
interest)	1,298,000	1,298,000

Total investments (Cost $129,811,066)† 99.14%		$116,631,479

Other assets and liabilities, net 0.86%		$1,012,055

Total net assets 100.00%		$117,643,534

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

† At July 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $137,475,008. Net unrealized depreciation aggregated $20,843,529, of which $4,595,102 related to appreciated investment securities and $25,438,631 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the General supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

Fair Value Measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

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• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2009, by major security category or security type.

Investments in Securities	Level 1	Level 2	Level 3	Total
Australia	-	$1,344,588	-	$1,344,588
Austria	-	450,160	-	450,160
Belgium	-	1,793,161	-	1,793,161
Brazil	$743,669	-	-	743,669
Canada	5,372,578	-	-	5,372,578
Finland	-	659,977	-	659,977
France	-	6,411,462	-	6,411,462
Germany	-	1,377,574	-	1,377,574
Italy	600,882	2,438,156	-	3,039,038
Korea, Republic of	1,315,314	-	-	1,315,314
New Zealand	1,192,499	-	-	1,192,499
Norway	1,973,400	-	-	1,973,400
Philippines	721,579	-	-	721,579
Spain	-	1,017,762	-	1,017,762
Switzerland	-	3,086,037	-	3,086,037
Taiwan	-	1,296,479	-	1,296,479
United Kingdom	9,923,713	13,733,609	-	23,657,322
United States	59,880,880	-	-	59,880,880
Short-term Investments	-	1,298,000	-	1,298,000
Total Investments in Securities	$81,724,514	$34,906,965	-	$116,631,479

Financial Instruments	($2,549,050)	-	-	($2,549,050)
Totals	$79,175,464	$34,906,965	-	$114,082,429

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

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The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires the Fund to disclose information to assist investors in understanding how the Fund uses derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133) and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. This disclosure for the period ended July 31, 2009 is presented in accordance with FAS 161 and is included as part of the Notes to the Schedule of Investments.

Options
The Fund may purchase and sell put and call options on securities, securities indices, currencies and futures contracts. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. The Fund may use options to manage against possible changes in the market value of the Fund’s assets, mitigate exposure to fluctuations in currency values or interest rates, or protect the Fund’s unrealized gains. In addition, the Fund may use options to facilitate Fund investment transactions by protecting the Fund against a change in the market price of the investment, enhance potential gains, or as a substitute for the purchase or sale of securities or currency. For more information on options, please refer to the Fund’s prospectus, semi-annual and annual reports.

During the period ended July 31, 2009, the Fund used written options to enhance potential gains and hedge against anticipated changes in securities markets.

Written options for the period ended July 31, 2009 were as follows:

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED
		(PAID)
Outstanding, beginning of period	530	$1,550,538
Options written	35,528	52,474,087
Options closed	(29,743)	(46,624,103)
Options exercised	(437)	(483,952)
Options expired	(4,448)	(4,830,275)
Outstanding, end of period	1,430	$2,086,295

The following is a summary of open written options outstanding as of July 31, 2009:

NAME OF	EXERCISE	EXPIRATION	NUMBER OF	NOTIONAL	PREMIUM	VALUE
ISSUER	PRICE	DATE	CONTRACTS	AMOUNT

CALLS

KBW Bank
Index	$40	Aug 2009	690	69,000	$91,770	($108,675)

Morgan
Stanley	480	Aug 2009	55	5,500	64,895	(110,000)

Morgan
Stanley
Cyclical Index	580	Aug 2009	45	4,500	166,455	(460,575)

S&P 100
Index	450	Aug 2009	60	6,000	50,340	(90,600)

S&P 400
Midcap Index	630	Aug 2009	45	4,500	74,070	(52,650)

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NAME OF	EXERCISE	EXPIRATION	NUMBER OF	NOTIONAL	PREMIUM	VALUE
ISSUER	PRICE	DATE	CONTRACTS	AMOUNT

S&P 500
Index	950	Aug 2009	225	22,500	944,325	(963,450)

S&P 500
Index	980	Aug 2009	150	15,000	449,550	(351,000)

S&P 600
Small Cap
Index	275	Aug 2009	95	9,500	104,555	(197,600)

XO Holdings,
Inc.	420	Aug 2009	65	6,500	140,335	(214,500)

Total			1,430	143,000	$2,086,295	($2,549,050)

Notional amounts shown at July 31, 2009 are representative of the options activity during the period ended July 31, 2009.

Fair value of derivative instruments by risk category
The table below summarizes the fair values of derivatives held by the Fund at July 31, 2009 by risk category:

Derivatives not accounted for as hedging	Financial	Asset Derivatives	Liability Derivatives
instruments under FAS 133	instruments location	Fair Value	Fair Value

Equity	Options	-	($2,549,050)
Total		-	($2,549,050)

Foreign currency translation

The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Risks and uncertanties
Risks associated with foreign investments
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

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Sector risk
The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. The concentration is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Utilities can be hurt by higher interest costs in connection with capital construction programs, costs associated with environmental and other regulations and the effects of economic declines, surplus capacity and increased competition. Telecommunications may fluctuate widely due to both federally and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

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More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadvisers
Epoch Investment Partners, Inc.
640 Fifth Avenue, 18th Floor
New York, NY 10019

Analytic Investors, Inc.
555 West Fifth Street, 50th Fl.
Los Angeles, CA 90013

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: HTY

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Global Shareholder Yield Fund.

P14Q3 7/09
9/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 15, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 15, 2009